3. Furniture and Equipment (Tables)	15 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Furniture and Equipment
	2013	2012
Office Equipment	$ 12,984	$ 12,984
Furniture and Fixtures	6,013	-
Total	18,997	12,984
Less: Accumulated Depreciation	(12,952)	(12,689)
Property and Equipment - net	6,046	295